Net gain or (loss) on financial instruments at FVTPL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial instruments at fair value through profit or loss [Abstract]
Net (loss) gain on financial instruments at FVTPL	$ (732)	$ 1,481	$ 645
Net (loss) gain on investment funds	0	(4,364)	5,086
Total	$ (732)	$ (2,883)	$ 5,731